Columbia Funds Institutional Trust
  Supplement to the Statements of Additional Information dated December 1, 2007



                   CMG Core Bond Fund                                CMG Mid Cap Value Fund
                   CMG High Yield Fund                             CMG Large Cap Growth Fund
                CMG Short Term Bond Fund                          CMG International Stock Fund
             CMG Ultra Short Term Bond Fund                          CMG Small/Mid Cap Fund
                                                                CMG Enhanced S&P 500 Index Fund
               CMG International Bond Fund                          CMG Large Cap Value Fund
              CMG Mortgage and Asset-Backed                         CMG Mid Cap Growth Fund
                     Securities Fund                                CMG Small Cap Value Fund
                                                                   CMG Small Cap Growth Fund
                                                                   CMG Strategic Equity Fund



                              (Each a "Fund" and together the "Funds.")



Effective December 12, 2007, the Board of Trustees of Columbia Funds Institutional Trust (the "Trust") elected Rodman L. Drake, Morrill Melton Hall, Jr., Jonathan Piel and John D. Collins as Trustees of the Trust.

1. For each Statement of Additional Information, the following information is added to the table entitled "Independent Trustee Biographical Information" under the section entitled "FUND GOVERNANCE; The Board":


Independent Trustee Biographical Information

                                  Year First
                                 Appointed or
                                 Elected to a                                         Number of
Name, Year of                    Board in the                Principal               Funds in the
Birth and Position              Columbia Funds          Occupation(s) During        Columbia Funds         Other Directorships
Held with the Trust                Complex*             the Past Five Years         Complex Overseen*       Held by Trustee

----------------------------- ------------------- --------------------------------- ------------------ ----------------------------
Rodman L. Drake                       2007        Co-Founder of Baringo Capital              95        Parsons Brinckerhoff,
(Born 1943)                                       LLC (private equity) (since                          Inc.; Jackson Hewitt Tax
Trustee                                           2002); President, Continuation                       Service Inc.; Crystal
                                                  Investments Group, Inc. (1997                        River Inc.; Student Loan
                                                  to 2001)                                             Corporation; Celgene
                                                                                                       Corporation; and Apex
                                                                                                       Silver Mines Ltd.

----------------------------- ------------------- --------------------------------- ------------------ ----------------------------
----------------------------- ------------------- --------------------------------- ------------------ ----------------------------
Morrill Melton Hall, Jr.              2007        Chairman (since 1984) and Chief            95        None
(Born 1944)                                       Executive Officer (since 1991),
Trustee                                           Comprehensive Health Services,
                                                  Inc. (health care management
                                                  and administration)

----------------------------- ------------------- --------------------------------- ------------------ ----------------------------


Independent Trustee Biographical Information

                                  Year First
                                 Appointed or
                                 Elected to a                                         Number of
Name, Year of                    Board in the                Principal               Funds in the
Birth and Position              Columbia Funds          Occupation(s) During        Columbia Funds         Other Directorships
Held with the Trust                Complex*             the Past Five Years         Complex Overseen*       Held by Trustee

----------------------------- ------------------- --------------------------------- ------------------ ----------------------------

Jonathan Piel                         2007        Cable television producer and              95        Member, Board of
(Born 1938)                                       website designer; Editor,                            Directors, National
Trustee                                           Scientific American                                  Institute of Social
                                                  (1984-1986), and Vice                                Sciences; and Member,
                                                  President, Scientific American                       Advisory Board, The Stone
                                                  Inc., (1986-1994); Director,                         Age Institute (research
                                                  National Institute of Social                         institute that explores
                                                  Sciences; Member Advisory                            the effect of technology
                                                  Board, The Stone Age Institute,                      on human evolution)
                                                  Bloomington, Indiana

----------------------------- ------------------- --------------------------------- ------------------ ----------------------------
----------------------------- ------------------- --------------------------------- ------------------ ----------------------------
John D. Collins                       2007        Retired. Consultant, KPMG, LLP             95        Mrs. Fields Famous Brands
(Born 1938)                                       (July 1999 to June 2000);                            LLC (consumer products);
Trustee                                           Partner, KPMG, LLP (March 1962                       Suburban Propane Partners,
                                                  to June 1999)                                        L.P.; and Montpelier Re

----------------------------- ------------------- --------------------------------- ------------------ ----------------------------

* Messrs. Drake, Hall, Piel and Collins have served as directors/trustees of the Excelsior Funds since 1996, 2000, 1996 and 2005, respectively. The
     Excelsior Funds consist of 27 portfolios managed by affiliates of Columbia
     Management Advisors, LLC.




2. For each Statement of Additional Information, the following information is added to the table entitled "Independent Trustee Ownership for the Calendar Year Ended December 31, 2006" under the section entitled "FUND GOVERNANCE; Beneficial Equity Ownership":


Independent Trustee Ownership for the Calendar Year Ended December 31, 2006



                              Dollar Range of Equity           Aggregate Dollar Range of Equity Securities
Trustee                       Securities in the Fund(s)        in all Funds in the Columbia Funds Family

----------------------------- -------------------------------- ----------------------------------------------------------
Rodman L. Drake                            None                                      Over $100,000
----------------------------- -------------------------------- ----------------------------------------------------------
Morrill Melton Hall,Jr.                    None                                      Over $100,000
----------------------------- -------------------------------- ----------------------------------------------------------
Jonathan Piel                              None                                      Over $100,000
----------------------------- -------------------------------- ----------------------------------------------------------
John D. Collins                            None                                      Over $100,000
----------------------------- -------------------------------- ----------------------------------------------------------



3. For each Statement of Additional Information, the following information is added to the table entitled "Independent Trustee Compensation" under the section entitled "FUND GOVERNANCE; Compensation":

Independent Trustee Compensation



                                                                             Total Compensation from the Columbia Funds
                                         Aggregate Compensation               Complex Paid to Independent Trustees for
Name of Trustee                            from the Funds (a)                   the Calendar Year ended December 31,
                                                                                               2006(a)

----------------------------- ---------------------------------------------- --------------------------------------------
----------------------------- ---------------------------------------------- --------------------------------------------
Rodman L. Drake                                   None                                        $110,246
----------------------------- ---------------------------------------------- --------------------------------------------
Morrill Melton Hall, Jr.                          None                                         $91,444
----------------------------- ---------------------------------------------- --------------------------------------------
Jonathan Piel                                     None                                         $93,944
----------------------------- ---------------------------------------------- --------------------------------------------
John D. Collins                                   None                                         $97,095
----------------------------- ---------------------------------------------- --------------------------------------------
(a)  All Trustees receive reimbursements for reasonable expenses related to their attendance at meetings of the Board or standing committees, which are not included in the amounts shown. Messrs. Drake, Hall, Piel and Collins were elected to the Board on December 12, 2007. They also serve as directors/trustees of the Excelsior Funds, which are part of the Columbia
     Funds Complex.



































INT-50/138942-1207                                            December 31, 2007